Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Maturity Operating Lease Liabilities

The following is a maturity analysis of the annual undiscounted cash flows of the operating lease liabilities as of March 31, 2019 (in thousands of Korean Won):

Year Ending March 31,
2020	￦	115,657
2021		92,590
2022		56,516
2023		15,895
Total	￦	280,658

Schedule of Lease Cost and Other Information

	March 31, 2019
Lease cost:
Operating lease cost	￦	46,721
Short-term lease cost		1,200

Total lease cost	￦	47,921

Other information
Cash paid for amounts included in the measurement of lease liabilities	￦	47,921
Operating cash flows from operating leases	￦	47,921
Weighted-average remaining lease term - operating leases		2.8 years
Weighted-average discount rate - operating leases		5.74%